Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	8.88%	2.09%
Volatility rates in %	11.58%	16.77%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	10.64%	16.83%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.21%	0.24%
Volatility rates in %	48.10%	58.30%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	7.85%	1.74%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.11%	0.10%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.00%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	9.91%	2.44%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	0.31%	0.38%